Research and Development - Additional Information (Detail) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Jun. 30, 2014	Jun. 30, 2013	Jun. 30, 2012
Research and Development [Abstract]
Research and development costs	$ 410,132	$ 406,613	$ 365,703
Costs incurred in connection with research and development contracts	$ 55,916	$ 58,916	$ 43,658